Income Taxes (Components of Income Tax Expense) (Details) - USD ($) $ in Millions	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Tax Cuts and Jobs Act of 2017, change in income tax expense (benefit)		$ 15.5		$ 13.7
Change in deferred tax regulatory asset/liability due to TCJA		17.0		135.2			$ 17.0	$ 135.2
Estimated Annual Effective Income Tax Rate, Continuing Operations					(10.10%)	16.80%	21.00%	35.00%
Federal income tax							$ 6.7	$ (2.3)	$ 4.3
State income taxes, net of federal effect							0.1	0.1	0.0
Depreciation of AFUDC - Equity							(4.6)	1.1	3.3
Investment tax credit amortized							(0.3)	(0.3)	(0.4)
Effective income tax rate reconciliation, accrual for open tax years							0.0	(0.4)	2.0
Accrual (settlement) for open tax years							0.0	(0.7)	(9.3)
Other, net							(1.2)	(2.5)	(2.3)
Tax expense / (benefit)	$ (9.4)		$ 3.1		$ (12.6)	$ 1.5	0.7	(5.0)	(2.4)
Federal - Current							(17.9)	23.8	(3.3)
State and Local - Current							0.5	0.2	0.0
Total Current							(17.4)	24.0	(3.3)
Federal - Deferred							18.3	(28.8)	0.8
State and Local - Deferred							(0.2)	(0.2)	0.1
Total Deferred							$ 18.1	(29.0)	0.9
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense								$ 3.5	$ (0.9)
Tax rate before change due to Tax Cuts and Jobs Act of 2017							35.00%
Tax rate after Tax Cuts and Jobs Act of 2017							21.00%
Continuing Operations [Member]
Income Taxes [Line Items]
Tax Cuts and Jobs Act of 2017, change in income tax expense (benefit)		$ (1.2)		$ (0.4)